Intangible assets and goodwill - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Southeast Asia Ride Hailing CGUs
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill allocated	$ 606	$ 606
Impairment loss	0	0
Malaysia Mart CGU
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill allocated	190	163
Impairment loss	0	0
Indonesia Payment CGU
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill allocated	34	34
Impairment loss	0	0
Other intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Software development costs captitalized	$ 80	$ 71
Goodwill | Southeast Asia Ride Hailing CGUs | Revenue multiple, measurement input
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Multiple used in recoverable amount calculation	2.4	2.0
Goodwill | Malaysia Mart CGU | Earnings multiple, measurement input
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Multiple used in recoverable amount calculation	11.9	11.6
Goodwill | Indonesia Payment CGU | Revenue multiple, measurement input
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Multiple used in recoverable amount calculation	3.3	2.7